Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.84404%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,930,989.99

Principal:
Principal Collections	$27,517,728.07
Prepayments in Full	$11,622,968.88
Liquidation Proceeds	$449,902.38
Recoveries	$38,455.26
Sub Total	$39,629,054.59
Collections	$42,560,044.58

Purchase Amounts:
Purchase Amounts Related to Principal	$72,628.72
Purchase Amounts Related to Interest	$473.57
Sub Total	$73,102.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,633,146.87

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,633,146.87
Servicing Fee	$875,585.74	$875,585.74	$0.00	$0.00	$41,757,561.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,757,561.13
Interest - Class A-2a Notes	$369,803.26	$369,803.26	$0.00	$0.00	$41,387,757.87
Interest - Class A-2b Notes	$299,730.08	$299,730.08	$0.00	$0.00	$41,088,027.79
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$39,150,278.46
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$38,549,064.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,549,064.96
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$38,350,505.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,350,505.71
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$38,213,176.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,213,176.21
Regular Principal Payment	$35,406,372.51	$35,406,372.51	$0.00	$0.00	$2,806,803.70
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,806,803.70
Residual Released to Depositor	$0.00	$2,806,803.70	$0.00	$0.00	$0.00
Total		$42,633,146.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,406,372.51
Total					$35,406,372.51

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,763,349.81	$68.22	$369,803.26	$1.16	$22,133,153.07	$69.38
Class A-2b Notes	$13,643,022.70	$68.22	$299,730.08	$1.50	$13,942,752.78	$69.72
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$35,406,372.51	$22.42	$3,544,384.92	$2.24	$38,950,757.43	$24.66

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$98,177,855.47	0.3077290	$76,414,505.66	0.2395139
Class A-2b Notes	$61,545,797.07	0.3077290	$47,902,774.37	0.2395139
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$914,883,652.54	0.5794290	$879,477,280.03	0.5570049

Pool Information
Weighted Average APR	3.374%	3.384%
Weighted Average Remaining Term	43.22	42.41
Number of Receivables Outstanding	39,967	39,207
Pool Balance	$1,050,702,887.56	$1,010,519,200.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$957,313,269.58	$921,477,177.18
Pool Factor	0.6020174	0.5789935

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$89,042,023.46
Targeted Overcollateralization Amount	$131,041,920.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$131,041,920.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$520,458.87
(Recoveries)		22	$38,455.26
Net Loss for Current Collection Period			$482,003.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5505%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4174%
Second Prior Collection Period			0.4018%
Prior Collection Period			0.2978%
Current Collection Period			0.5612%
Four Month Average (Current and Prior Three Collection Periods)			0.4196%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		910	$4,447,758.96
(Cumulative Recoveries)			$386,205.53
Cumulative Net Loss for All Collection Periods			$4,061,553.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2327%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,887.65
Average Net Loss for Receivables that have experienced a Realized Loss			$4,463.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.14%	335	$11,530,488.28
61-90 Days Delinquent	0.21%	59	$2,077,319.74
91-120 Days Delinquent	0.04%	11	$371,470.71
Over 120 Days Delinquent	0.05%	15	$544,547.83
Total Delinquent Receivables	1.44%	420	$14,523,826.56

Repossession Inventory:
Repossessed in the Current Collection Period		19	$831,719.05
Total Repossessed Inventory		32	$1,424,006.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1573%
Prior Collection Period			0.1801%
Current Collection Period			0.2168%
Three Month Average			0.1847%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2962%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	15

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	113	$3,889,878.17
2 Months Extended	183	$7,192,556.64
3+ Months Extended	36	$1,227,436.88

Total Receivables Extended	332	$12,309,871.69
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer